Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Schedule of minimum obligation under all non-cancellable lease agreements
2014	$ 460
2015	462
2016	367
2017	338
2018	300
2019 & After	353
Total	$ 2,280